Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2019	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Class A (with sales charge)
Accumulated Value	$ 11,218	$ 9,722	$ 9,419	$ 10,783	$ 9,980	$ 9,600	$ 11,970
Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Class C (with sales charge)
Accumulated Value	11,270	9,843	9,606	11,090	10,340	10,000	$ 11,941
Class P
Account Value [Line Items]
Line Graph and Table Measure Name							Class P
Accumulated Value	12,317	10,632	10,201	11,510	10,494	10,000	$ 13,207
Class R
Account Value [Line Items]
Line Graph and Table Measure Name							Class R
Accumulated Value	11,549	10,034	9,745	11,184	10,374	10,000	$ 12,293
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name							Class R5
Accumulated Value	11,824	10,222	9,869	11,270	10,408	10,000	$ 12,650
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name							Class R6
Accumulated Value	11,868	10,248	9,898	11,293	10,409	10,000	$ 12,719
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name							Class Y
Accumulated Value	11,821	10,220	9,879	11,281	10,409	10,000	$ 12,653
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,329
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	12,171	10,778	10,284	11,549	10,603	10,000	$ 13,071
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	12,171	10,778	10,284	11,549	10,603	10,000	$ 13,071
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	12,171	10,778	10,284	11,549	10,603	10,000	$ 13,071
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	12,171	10,778	10,284	11,549	10,603	10,000	$ 13,071
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	12,171	10,778	10,284	11,549	10,603	10,000	$ 13,071
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	12,171	10,778	10,284	11,549	10,603	10,000	$ 13,071
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Multi-Asset Income Blended Benchmark
Accumulated Value	$ 12,171	$ 10,778	$ 10,284	$ 11,549	$ 10,603	$ 10,000	$ 13,071